Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Other Income
21.	Other Income

Other Income consists of the following:

	For the year ended December 31,
	2024	2023	2022
Government grants	6,696,779	9,945,338	5,996,537
Others	1,711,312	1,797,887	1,155,918

Total other income	8,408,091	11,743,225	7,152,455

During the years ended December 31, 2024, 2023 and 2022, the Company received unconditional government grants of RMB6,696,779, RMB9,945,338, and RMB5,996,537, respectively, which primary consisted of value-added tax super deduction.